Financial Assets Measured at Fair Value through Profit and Loss (Details) - Other Unquoted Shares [Member]	Dec. 31, 2023	Dec. 31, 2022
United Kingdom | Zero Carbon Farms Ltd [Member]
Financial Assets Measured at Fair Value through Profit and Loss (Details) [Line Items]
Percentage of equity interest	5.00%	5.00%
Malaysia | Unique Fire Holdings Berhad [Member]
Financial Assets Measured at Fair Value through Profit and Loss (Details) [Line Items]
Percentage of equity interest	0.10%	0.10%